DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                   March 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

               Re: Separate Account 45 of AXA Equitable Life Insurance Company (the "Account") (Registration Nos. 333-44996 and 811-08754, 33-83750 and 811-08754; 333-64751 and 811-08754; and
                    333-73121 and 811-08754 and 333-61380 and
                    811-08754)(Accumulator Advisor, Accumulator, Accumulator Plus, Accumulator Select, and Accumulator Elite, respectively)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds:
       AXA Aggressive Allocation;
       AXA Conservative Allocation;
       AXA Conservative-Plus Allocation;
       AXA Moderate Allocation;
       AXA Moderate-Plus Allocation;
       AXA Premier VIP Aggressive Equity;
       AXA Premier VIP Core Bond;
       AXA Premier VIP Health Care;
       AXA Premier VIP High Yield;
       AXA Premier VIP International Equity;
       AXA Premier VIP Large Cap Core Equity;
       AXA Premier VIP Large Cap Growth;
       AXA Premier VIP Large Cap Value;
       AXA Premier VIP Mid Cap Growth;
       AXA Premier VIP Mid Cap Value;
       AXA Premier VIP Technology

  o  EQ Advisors Trust
     Underlying funds:
       EQ/AllianceBernstein Common Stock;
       EQ/AllianceBernstein Growth and Income;
       EQ/AllianceBernstein Intermediate Government Securities;
       EQ/AllianceBernstein International;
       EQ/AllianceBernstein Large Cap Growth;
       EQ/AllianceBernstein Quality Bond;
       EQ/AllianceBernstein Small Cap Growth;
       EQ/AllianceBernstein Value;
       EQ/Ariel Appreciation II;
       EQ/AXA Rosenberg Value Long/Short Equity;
       EQ/Boston Advisors Equity Income;
       EQ/Calvert Socially Responsible;
       EQ/Capital Guardian Growth;
       EQ/Capital Guardian International;
       EQ/Capital Guardian Research;
       EQ/Capital Guardian U.S. Equity;
       EQ/Caywood-Scholl High Yield Bond;
       EQ/Davis New York Venture;
       EQ/Equity 500 Index;
       EQ/Evergreen International Bond;
       EQ/Evergreen Omega;
       EQ/FI Mid Cap;
       EQ/FI Mid Cap Value;
       EQ/Franklin Income;
       EQ/Franklin Small Cap Value;
       EQ/GAMCO Mergers and Acquisitions;
       EQ/GAMCO Small Company Value;
       EQ/International Growth;
       EQ/Janus Large Cap Growth;
       EQ/JPMorgan Core Bond;
       EQ/JPMorgan Value Opportunities;
       EQ/Legg Mason Value Equity;
       EQ/Long Term Bond;
       EQ/Lord Abbett Growth and Income;
       EQ/Lord Abbett Large Cap Core;
       EQ/Lord Abbett Mid Cap Value;
       EQ/Marsico Focus;
       EQ/Mercury Basic Value Equity;
       EQ/Mercury International Value;
       EQ/MFS Emerging Growth Companies;
       EQ/MFS Investors Trust;
       EQ/Money Market;
       EQ/Montag & Caldwell Growth;
       EQ/Mutual Shares;
       EQ/Oppenheimer Global;
       EQ/Oppenheimer Main Street Opportunity;
       EQ/Oppenheimer Main Street Small Cap;
       EQ/PIMCO Real Return;
       EQ/Short Duration Bond;
       EQ/Small Cap Value;
       EQ/Small Company Growth;
       EQ/Small Company Index;
       EQ/Templeton Growth;
       EQ/TCW Equity;
       EQ/UBS Growth and Income;
       EQ/Van Kampen Comstock;
       EQ/Van Kampen Emerging Markets Equity;
       EQ/Van Kampen Mid Cap Growth;
       EQ/Wells Fargo Montgomery Small Cap

      Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

     AXA Equitable understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-3970.


                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104